Derivative Instruments	12 Months Ended
Dec. 31, 2025
Summary of Derivative Instruments [Abstract]
Derivative Instruments
Note 13 - Derivative Instruments
Synovus utilizes derivative instruments to manage its exposure to various types of interest rate risk, exposures related to liquidity and credit risk, and to facilitate client transactions. The primary types of derivative instruments utilized by Synovus consist of interest rate swaps, interest rate lock commitments made to prospective mortgage loan clients, commitments to sell fixed-rate mortgage loans, and foreign currency exchange forwards. Interest rate lock commitments represent derivative instruments since it is intended that such loans will be sold. Synovus also provides foreign currency exchange services, primarily forward contracts, with counterparties to allow commercial clients to mitigate exchange rate risk. Synovus covers its risk by entering into an offsetting foreign currency exchange forward contract. Synovus enters into risk participation agreements with financial institution counterparties where we are either a participant or a lead bank so that the risk of default on the interest rate swaps is shared. Synovus either pays or receives a fee depending on the participation type. Synovus is party to master netting arrangements with its dealer counterparties; however, Synovus does not offset assets and liabilities under these arrangements for financial statement presentation purposes. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" of this Report for additional information regarding accounting policies for derivatives.
Hedging Derivatives
Cash flow hedge relationships mitigate exposure to the variability of future cash flows or other forecasted transactions. Synovus has entered into interest rate swap contracts to manage overall cash flow changes related to interest rate risk exposure on index-based variable rate commercial loans. The contracts effectively modify Synovus' exposure to interest rate risk by utilizing receive fixed/pay index-based variable rate interest rate swaps.
For cash flow hedges, gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss), net of the tax impact, and subsequently reclassified into earnings when the hedged transaction affects earnings with the impacts recorded in the same income statement line item used to present the earnings effect of the hedged item. When a cash flow hedge relationship is discontinued but the hedged cash flows, or forecasted transactions, are still expected to occur, gains or losses that were accumulated in OCI are amortized into earnings over the same periods in which the hedged transactions are still expected to affect earnings. If, however, it is probable the forecasted transactions will no longer occur, the remaining accumulated amounts in OCI for the impacted cash flow hedges are immediately recognized in earnings.
Synovus recorded no unrealized gains (losses) during the years ended December 31, 2025, 2024, and 2023 related to terminated cash flow hedges. Synovus recognized pre-tax losses of $16.9 million, $20.6 million, and $23.7 million for the years ended December 31, 2025, 2024, and 2023, respectively, related to the amortization of terminated cash flow hedges. Amounts related to the amortization of terminated cash flow hedges are being recognized into earnings in conjunction with the effective terms of the original swaps through the third quarter of 2026.
As of December 31, 2025, Synovus expects to reclassify into earnings approximately $1 million in pre-tax loss due to the receipt or payment of interest payments on all cash flow hedges within the next twelve months. Included in this amount is approximately $4 million in pre-tax loss related to the amortization of terminated cash flow hedges. As of December 31, 2025, the maximum length of time over which Synovus is hedging its exposure to the variability in future cash flows is through the fourth quarter of 2029.
Fair value hedging relationships mitigate exposure to the change in fair value of an asset or liability. Synovus has entered into receive-fixed, pay-variable interest rate swap contracts to hedge the change in the fair value due to fluctuations in market interest rates for outstanding fixed-rate long-term debt and fixed rate term interest-bearing deposits. The changes in fair value of the fair value hedges are recorded through earnings with an offset against changes in the fair value of the hedged item within interest expense in the consolidated statements of income. All components of each derivative instrument’s gain (loss) are included in the assessment of hedge effectiveness.
Derivatives not designated as hedges include those that are entered into as either economic hedges to facilitate client needs or as part of Synovus' overall risk management strategy. Economic hedges are those that do not qualify to be treated as a fair value hedge or cash flow hedge for accounting purposes but are necessary to economically manage the risk exposure associated with the assets and liabilities of Synovus. For derivative instruments that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.
Client Related Derivative Positions
Synovus enters into interest rate swap agreements to facilitate the risk management strategies of certain commercial banking clients. Synovus typically mitigates this risk largely by entering into equal and offsetting interest rate swap agreements with highly rated counterparties. The interest rate swap agreements are free-standing derivatives and are recorded at fair value in other assets or other liabilities on Synovus' consolidated balance sheets. The credit risk to these clients is evaluated and included in the calculation of fair value. Fair value changes including credit-related adjustments are recorded as a component of capital markets income.
Counterparty Credit Risk and Collateral
Entering into derivative contracts potentially exposes Synovus to the risk of counterparties’ failure to fulfill their legal obligations, including, but not limited to, potential amounts due or payable under each derivative contract. Notional principal amounts are often used to express the volume of these transactions, but the amounts potentially subject to credit risk are much smaller. Synovus assesses the credit risk of its dealer counterparties by regularly monitoring publicly available credit rating information, evaluating other market indicators, and periodically reviewing detailed financials. Dealer collateral requirements are determined via risk-based policies and procedures and in accordance with existing agreements. Synovus seeks to minimize dealer credit risk by dealing with highly rated counterparties and by obtaining collateral for exposures above certain predetermined limits. Management closely monitors credit conditions within the client swap portfolio, which management deems to be of higher risk than dealer counterparties. Collateral is secured at origination and credit-related fair value adjustments are recorded against the asset value of the derivative as deemed necessary based upon an analysis, which includes consideration of the current asset value of the swap, client risk rating, collateral value, and client standing with regards to its swap contractual obligations and other related matters. Such asset values fluctuate based upon changes in interest rates regardless of changes in notional amounts and changes in client specific risk.
Mortgage Derivatives
Synovus originates first lien residential mortgage loans for sale into the secondary market. Mortgage loans are sold either individually or in a bulk sale by Synovus on a whole loan servicing-released basis to third-party servicing aggregators for potential conversion into mortgage-backed securities which can be traded in the secondary market or retained on their respective balance sheet.
Synovus enters into interest rate lock commitments for residential mortgage loans which commits it to lend funds to a potential borrower at a specific interest rate and within a specified period of time. Interest rate lock commitments that relate to the origination of mortgage loans that, if originated, will be held for sale, are considered derivative financial instruments under applicable accounting guidance. Outstanding interest rate lock commitments expose Synovus to the risk that the price of the mortgage loans underlying the commitments may decline due to increases in mortgage interest rates from inception of the rate lock to the funding of the loan and the eventual commitment for sale into the secondary market.
Forward commitments to sell primarily fixed-rate mortgage loans are entered into to reduce the exposure to market risk arising from potential changes in interest rates, which could affect the fair value of mortgage loans held for sale and outstanding interest rate lock commitments, which guarantee a certain interest rate if the loan is ultimately funded or granted by Synovus as a mortgage loan held for sale. The commitments to sell mortgage loans are at fixed prices and are scheduled to settle at specified dates that generally do not exceed 90 days.
Collateral Requirements
Certain derivative transactions have collateral requirements, both at the inception of the trade, and as the value of each derivative position changes. As of December 31, 2025 and 2024, Synovus had recorded the right to reclaim cash collateral of $21.2 million and $34.6 million, respectively. As of December 31, 2025 and 2024, Synovus had recorded the obligation to return cash collateral of $4.6 million and $4.6 million, respectively.
For derivatives cleared through central clearing houses, the variation margin payments made are legally characterized as settlements of the derivatives. As a result, these variation margin payments are netted against the fair value of the respective derivative contracts on the consolidated balance sheets and related disclosures.
The following table reflects the estimated fair value of derivative instruments included in other assets and other liabilities on the consolidated balance sheets along with their respective notional amounts on a gross basis.

	December 31, 2025			December 31, 2024
		Fair Value			Fair Value
(in thousands)	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives in cash flow hedging relationships:
Interest rate contracts	$3,600,000	$—	$—	$4,350,000	$—	$13,003
Total cash flow hedges		$—	$—		$—	$13,003

Derivatives in fair value hedging relationships:
Interest rate contracts	$1,652,967	$—	$—	$2,102,967	$168	$1,469
Total fair value hedges		$—	$—		$168	$1,469
Total derivatives designated as hedging instruments		$—	$—		$168	$14,472

Derivatives not designated: as hedging instruments
Interest rate contracts	$17,208,364	$83,426	$109,691	$14,653,252	$81,099	$201,847
Mortgage derivatives - interest rate lock commitments	35,844	534	—	34,649	434	—
Mortgage derivatives - forward commitments to sell fixed-rate mortgage loans	49,500	—	118	51,500	233	—
Risk participation agreements	1,042,865	—	22	924,267	—	6
Foreign exchange contracts	142,809	—	379	148,805	1,961	—
Visa derivative	—	—	2,940	—	—	64
Total derivatives not designated as hedging instruments		$83,960	$113,150		$83,727	$201,917

The following table presents the effect of hedging derivative instruments on the consolidated statements of income and the total amounts for the respective line item affected for the years ended December 31, 2025, 2024, and 2023.

	2025
	Interest Income	Interest Expense
(in thousands)	Loans, including fees	Deposits	Long-term debt
Total interest income/expense amounts presented in the consolidated statements of income	$2,653,672	$1,109,023	$133,153

Gain (loss) on cash flow hedging relationships:(1)
Interest rate contracts:
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$(57,864)	$—	$—
Pre-tax income (loss) recognized on cash flow hedges	$(57,864)	$—	$—

Gain (loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	$—	$(7,075)	$(6,280)
Recognized on derivatives	—	12,622	18,889
Recognized on hedged items	—	(12,622)	(18,889)
Pre-tax income (loss) recognized on fair value hedges	$—	$(7,075)	$(6,280)

	2024
	Interest Income	Interest Expense
(in thousands)	Loans, including fees	Deposits	Long-term debt
Total interest income/expense amounts presented in the consolidated statements of income	$2,769,778	$1,329,932	$109,657

Gain (loss) on cash flow hedging relationships:(1)
Interest rate contracts:
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$(139,041)	$—	$—
Pre-tax income (loss) recognized on cash flow hedges	$(139,041)	$—	$—

Gain (loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	$—	$(21,777)	$(12,803)
Recognized on derivatives	—	11,224	1,777
Recognized on hedged items	—	(11,224)	(1,777)
Pre-tax income (loss) recognized on fair value hedges	$—	$(21,777)	$(12,803)

	2023
	Interest Income	Interest Expense
(in thousands)	Loans, including fees	Deposits	Long-term debt
Total interest income/expense amounts presented in the consolidated statements of income	$2,684,762	$1,026,755	$180,670

Gain (loss) on cash flow hedging relationships:(1)
Interest rate contracts:
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$(176,442)	$—	$—
Pre-tax income (loss) recognized on cash flow hedges	$(176,442)	$—	$—

Gain (loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	$—	$(22,495)	$(16,358)
Recognized on derivatives	—	8,711	5,986
Recognized on hedged items	—	(8,711)	(5,986)
Pre-tax income (loss) recognized on fair value hedges	$—	$(22,495)	$(16,358)

(1)    See "Part II - Item 8. Financial Statements and Supplementary Data - Note 9 - Shareholders' Equity and Other Comprehensive Income" in this Report for additional information.
The following table presents the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of the hedged assets/(liabilities) in fair value hedging relationships.

	December 31, 2025			December 31, 2024
	Hedged Items Currently Designated		Hedged Items No Longer Designated	Hedged Items Currently Designated		Hedged Items No Longer Designated
(in thousands)	Carrying Amount of Assets/(Liabilities)	Hedge Accounting Basis Adjustment		Carrying Amount of Assets/(Liabilities)	Hedge Accounting Basis Adjustment
Interest-bearing deposits	$(950,000)	$(8,330)	$—	$(1,050,000)	$4,292	$—
Long-term debt	(699,751)	(7,304)	4,869	(1,048,535)	11,585	9,809

During the year ended December 31, 2024, Synovus terminated a fair value hedge related to long-term debt with a carrying value of $198.4 million. The remaining fair value basis adjustments on the terminated hedging relationships will be amortized into interest expense over the respective remaining terms.
The pre-tax effect of changes in fair value from derivative instruments not designated as hedging instruments on the consolidated statements of income for the years ended December 31, 2025, 2024, and 2023 is presented below.

		Gain (Loss) Recognized in Consolidated Statements of Income
		For The Years Ended December 31,
(in thousands)	Location in Consolidated Statements of Income	2025	2024	2023
Derivatives not designated as hedging instruments:
Interest rate contracts(1)	Capital markets income	$(518)	$(459)	$395
Mortgage derivatives - interest rate lock commitments	Mortgage banking income	100	(261)	345
Mortgage derivatives - forward commitments to sell fixed-rate mortgage loans	Mortgage banking income	(351)	799	(722)
Risk participation agreements	Capital markets income	(16)	(3)	—
Foreign exchange contracts	Capital markets income	(2,340)	2,490	(12)
Visa derivative	Other non-interest expense	(8,051)	(8,700)	(3,927)
Total derivatives not designated as hedging instruments		$(11,176)	$(6,134)	$(3,921)

(1) Gain (loss) represents net fair value adjustments (including credit related adjustments) for client swaps.